Law Offices of DT Chisolm, P.C.

11508 H-236 Providence Road

Charlotte, NC 28277

July 2, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Services

RE:	Global X Funds (“Trust”) File Nos. 333-151713, 811-22209

Post-Effective Amendment No. 73

Ladies and Gentlemen:

Included herewith for filing on behalf of the Trust, pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, is one copy of Post-Effective Amendment No. 73 to the Trust’s Registration Statement on Form N-1A (“Amendment”). This Post-Effective Amendment No. 73 is filed solely for the purpose of designating July 30, 2012 as the new effective date of Post-Effective Amendment No. 67 to the Trust’s Registration Statement, which was filed with the Securities and Exchange Commission on April 20, 2012. This Amendment does not affect the currently effective prospectuses and statement of additional information for series of the Trust’s shares not included herein.

If you have any questions relating to this filing, please do not hesitate to contact me at (704) 806-2387.

Sincerely,

/s/ Daphne Tippens Chisolm